ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Mar. 31, 2025
ORGANIZATION AND NATURE OF OPERATIONS
Schedule of operating subsidiaries
Name of subsidiary	Place of incorporation	Date of incorporation	Date of Acquisition	% of Ownership	Principal activities
Paranovus Entertainment (NewYork) Technology Limited (“Paranovus New York”)	New York	8 December, 2022	N/a	100% by Paranovus Cayman	Investment
2lab3 LLC(“2Lab3”)	Delaware	12 August, 2022	March 28, 2023	100% by Paranovus New York	AI-powered applications
Paranovus Entertainment (Hong Kong) Technology Ltd. (“Paranovus Hong Kong”)	Hong Kong	May 6, 2024	N/a	100% by Paranovus Cayman	Investment
Hainan Paranovous Technology Co., Ltd. (“Paranouvous Hainan”	PRC	June 17, 2024	N/a	100% by Paranovus Hong Kong	Investment
Bomie Wookoo Inc.(“BW”)	New York	September 6, 2022	March 25, 2025	51% by Paranovus Cayman	Investment
WooKoo LLC (“Wookoo”)	Texas	May 25, 2023	March 25, 2025	100% by BW	E-commerce sales
Bomie US LLC (“Bomie US”)	New Jersey	November 19, 2024	March 25, 2025	100% by BW	Trading and providing e-commerce solutions
Hainan Paranovous Technology Co., Ltd((“Paranovus Hainan”)	PRC	June 17, 2024	N/a	100% by Paranovous HK	Entertainment
Happiness (Shunchang) E-commerce Co., Ltd (“Happiness Shunchang”)*	PRC	July 11, 2023	N/a	100% by Happiness Hong Kong	Investment
Fuzhou Happiness Enterprise Management Consulting Co., Ltd*	PRC	December 15, 2020	N/a	100% by Happiness Shunchang	Management and consulting service
Taochejun (Fujian) automobiles Co., Ltd*	PRC	April 27, 2021	N/a	61% by Happiness Shunchang	Automobile sales